STOCKHOLDERS EQUITY (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
STOCKHOLDERS EQUITY
Warrants outstanding beginning	1,576,240	1,046,438
Warrants issued	17,333,332	529,801
Warrants amended and restated	(17,187,332)	(460,306)
Warrants outstanding ending	1,722,240	1,576,240
Warrants,Weighted average exercise price beginning	$ 17.13	$ 29.04
Weighted average exercise price, issued	2.25	12.60
Weighted average exercise price, excercised	2.25	34.46
Warrants, weighted average exercise price, ending	$ 15.87	$ 17.13
Warrants amended and restated		460,306
Weighted average exercise price, amended and restared		$ 12.60